Related Party Transactions (Details Narrative) - USD ($)						12 Months Ended
	Aug. 01, 2021	Jan. 14, 2021	Mar. 31, 2020	Feb. 20, 2020	Dec. 06, 2019	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2022	Dec. 10, 2020
Related Party Transaction [Line Items]
Short term debt						$ 40,165
Debt Instrument, Face Amount						500,000		$ 500,000
Debt Instrument, Maturity Date					Jun. 06, 2020
Proceeds from Issuance of Common Stock							$ 124,535
Stock Purchase Agreement [Member] | Investor [Member]
Related Party Transaction [Line Items]
Short term debt									$ 100,000
Debt Conversion, Converted Instrument, Shares Issued		526,316
Shares, Issued		263,148
Shares Issued, Price Per Share		$ 0.19
Proceeds from Issuance of Common Stock		$ 50,000
Red Earth LLC [Member]
Related Party Transaction [Line Items]
Debt interest rate, per annum	12.00%
Debt interest increase	18.00%
Short term debt						$ 40,165		$ 112,469
Red Earth LLC [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Service costs per month	$ 5,000
Red Earth LLC [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Service costs per month	$ 7,500
Pyrros One, LLC [Member] | Alternative Hospitality, Inc [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount				$ 110,405
Debt Instrument, Maturity Date				Feb. 19, 2021
Debt Instrument, Interest Rate, Stated Percentage				9.00%
Debt Instrument, Periodic Payment, Interest				$ 825
Debt Instrument Reduction In Interest And Principal				$ 1,233
Debt Instrument, Collateral				The Holder is granted a security interest in that certain real property located at 1300 S. Jones Blvd, Las Vegas, NV 89146, which is owned by the Borrower
Pyrros One, LLC [Member] | Condo Highrise Management, LLC [Member] | Short-term Promissory Note [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount			$ 90,000
Debt Instrument, Maturity Date			Mar. 30, 2021
Debt Instrument, Interest Rate, Stated Percentage			9.00%
Debt Instrument, Periodic Payment, Interest			$ 675
Debt Instrument, Collateral			The Holder is granted a security interest in that certain real property located at 4295 Hwy 343, Amargosa, NV 89020 which is owned by the Borrower. The transaction closed on April 3, 2020